Income Taxes - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Income Tax [Line Items]
Realized and unrealized capital losses carried forward	$ 20,386,757	$ 21,733,388
Tax credits receivable	14,336	49,685
Nutraceutical
Disclosure Of Income Tax [Line Items]
Research and development investment tax credits recoverable	184,470	152,464
Temporary Differences
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities recognized	0
Deferred tax asset recognized	0
Research and development expenses
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized	67,738	(1,004)
Tax credits receivable	$ 14,336	$ 49,685